Other Payables and Other Liabilities - Summary of Other Payables and Other Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Included in non-current liabilities
Put option liabilities on non-controlling interest	¥ 379	¥ 0
Included in current liabilities
Accrued expenses	2,453	2,299
Advances from customers	208	335
Other tax liabilities	281	175
Payable for construction in progress	160	77
Payable to Tencent Group (Note 32(b))	90	117
Other deposits	25	32
Investment payables	1	20
Deferred income	0	4
Others	340	322
Other payables and other liabilities	¥ 3,558	¥ 3,381